UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

One ChoiceSM 2015 Portfolio

October 31, 2013

One Choice 2015 Portfolio - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 41.2%
NT Core Equity Plus Fund Institutional Class	2,498,485	36,752,715
NT Equity Growth Fund Institutional Class	9,386,883	119,588,891
NT Growth Fund Institutional Class	5,315,439	81,964,080
NT Heritage Fund Institutional Class	2,465,456	34,047,947
NT Large Company Value Fund Institutional Class	11,306,245	131,943,881
NT Mid Cap Value Fund Institutional Class	4,055,389	51,625,100
NT Small Company Fund Institutional Class	2,179,228	24,145,844
Real Estate Fund Institutional Class	490,218	12,064,259

		492,132,717

DOMESTIC FIXED INCOME FUNDS — 37.4%
High-Yield Fund Institutional Class	7,075,032	44,218,948
Inflation-Adjusted Bond Fund Institutional Class	7,213,687	88,367,665
NT Diversified Bond Fund Institutional Class	29,456,961	315,189,488

		447,776,101

MONEY MARKET FUNDS — 9.3%
Premium Money Market Fund Investor Class	111,220,710	111,220,710

INTERNATIONAL FIXED INCOME FUNDS — 6.7%
International Bond Fund Institutional Class	5,654,725	79,788,172

INTERNATIONAL EQUITY FUNDS — 5.4%
NT Emerging Markets Fund Institutional Class	403,388	4,292,042
NT International Growth Fund Institutional Class	5,042,106	60,253,168

		64,545,210

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $984,464,596)		1,195,462,910

OTHER ASSETS AND LIABILITIES†		(8,026)

TOTAL NET ASSETS — 100.0%		$1,195,454,884

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,006,347,076
Gross tax appreciation of investments	$189,115,834
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$189,115,834

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	2,607,470	—	1,271,037	290,426	—	2,498,485	36,752,715
NT Equity Growth Fund Institutional Class	9,388,481	1,568,869	1,544,410	92,023	518,823	9,386,883	119,588,891
NT Growth Fund Institutional Class	5,572,458	—	3,165,198	680,753	—	5,315,439	81,964,080
NT Heritage Fund Institutional Class	2,712,020	—	2,509,488	776,577	—	2,465,456	34,047,947
NT Large Company Value Fund Institutional Class	11,104,521	2,506,906	213,527	3,522	597,837	11,306,245	131,943,881
NT Mid Cap Value Fund Institutional Class	4,100,679	156,236	618,757	121,327	156,236	4,055,389	51,625,100
NT Small Company Fund Institutional Class	2,338,451	63,083	1,402,903	404,884	63,083	2,179,228	24,145,844
Real Estate Fund Institutional Class	481,373	213,435	—	—	70,184	490,218	12,064,259
High-Yield Fund Institutional Class	6,629,783	2,748,060	—	—	638,275	7,075,032	44,218,948
Inflation-Adjusted Bond Fund Institutional Class	6,696,627	6,233,663	—	—	—	7,213,687	88,367,665
NT Diversified Bond Fund Institutional Class	27,867,833	17,121,740	290,875	(15,309)	1,422,911	29,456,961	315,189,488
Premium Money Market Fund Investor Class	101,533,706	9,687,004	—	—	2,661	111,220,710	111,220,710
International Bond Fund Institutional Class	5,316,033	4,653,679	—	—	—	5,654,725	79,788,172
NT Emerging Markets Fund Institutional Class	586,208	—	1,683,042	185,497	—	403,388	4,292,042
NT International Growth Fund Institutional Class	5,358,497	—	3,092,020	621,489	—	5,042,106	60,253,168
		$44,952,675	$15,791,257	$3,161,189	$3,470,010		$1,195,462,910

(1)     Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One ChoiceSM 2015 Portfolio R6

October 31, 2013

One Choice 2015 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 40.9%
NT Core Equity Plus Fund Institutional Class	12,553	184,660
NT Equity Growth Fund Institutional Class	47,864	609,785
NT Growth Fund R6 Class(2)	27,028	417,048
NT Heritage Fund R6 Class(2)	12,406	171,455
NT Large Company Value Fund R6 Class	57,575	671,902
NT Mid Cap Value Fund R6 Class	20,466	260,740
NT Small Company Fund Institutional Class	10,921	121,008
Real Estate Fund R6 Class	2,568	63,202

		2,499,800

DOMESTIC FIXED INCOME FUNDS — 37.7%
High-Yield Fund R6 Class	36,861	230,379
Inflation-Adjusted Bond Fund Institutional Class	37,370	457,778
NT Diversified Bond Fund R6 Class	150,868	1,614,293

		2,302,450

MONEY MARKET FUNDS — 9.4%
Premium Money Market Fund Investor Class	574,744	574,744

INTERNATIONAL FIXED INCOME FUNDS — 6.7%
International Bond Fund R6 Class(2)	29,067	410,138

INTERNATIONAL EQUITY FUNDS — 5.3%
NT Emerging Markets Fund R6 Class(2)	1,787	19,028
NT International Growth Fund R6 Class(2)	25,738	307,828

		326,856

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $6,117,788)		6,113,988

OTHER ASSETS AND LIABILITIES†		(44)

TOTAL NET ASSETS — 100.0%		$6,113,944

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,117,788
Gross tax appreciation of investments	$6,265
Gross tax depreciation of investments	(10,065)
Net tax appreciation (depreciation) of investments	$(3,800)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	54	183,129	661	27	—	12,553	184,660
NT Equity Growth Fund Institutional Class	202	606,801	2,103	73	11	47,864	609,785
NT Growth Fund R6 Class(2)	120	415,828	1,462	47	—	27,028	417,048
NT Heritage Fund R6 Class(2)	55	171,623	540	11	—	12,406	171,455
NT Large Company Value Fund R6 Class	239	671,613	2,211	42	14	57,575	671,902
NT Mid Cap Value Fund R6 Class	87	260,067	831	28	4	20,466	260,740
NT Small Company Fund Institutional Class	46	122,245	472	12	1	10,921	121,008
Real Estate Fund R6 Class	11	64,658	261	5	2	2,568	63,202
High-Yield Fund R6 Class	151	229,093	334	2	246	36,861	230,379
Inflation-Adjusted Bond Fund Institutional Class	153	457,844	425	2	—	37,370	457,778
NT Diversified Bond Fund R6 Class	618	1,609,742	1,561	9	528	150,868	1,614,293
Premium Money Market Fund Investor Class	2,313	572,660	229	—	1	574,744	574,744
International Bond Fund R6 Class(2)	122	412,714	755	6	—	29,067	410,138
NT Emerging Markets Fund R6 Class(2)	10	18,902	83	5	—	1,787	19,028
NT International Growth Fund R6 Class(2)	116	308,951	1,155	39	—	25,738	307,828
		$6,105,870	$13,083	$308	$807		$6,113,988

(1)  Distributions received includes distributions from net investment income and from capital gains, if any.

(2)  Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One ChoiceSM 2020 Portfolio

October 31, 2013

One Choice 2020 Portfolio - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 43.8%
NT Core Equity Plus Fund Institutional Class	2,285,393	33,618,124
NT Equity Growth Fund Institutional Class	8,298,757	105,726,165
NT Growth Fund Institutional Class	5,762,084	88,851,339
NT Heritage Fund Institutional Class	3,050,632	42,129,222
NT Large Company Value Fund Institutional Class	10,699,674	124,865,193
NT Mid Cap Value Fund Institutional Class	4,373,256	55,671,553
NT Small Company Fund Institutional Class	1,988,464	22,032,182
Real Estate Fund Institutional Class	582,602	14,337,837

		487,231,615

DOMESTIC FIXED INCOME FUNDS — 36.2%
High-Yield Fund Institutional Class	6,430,344	40,189,650
Inflation-Adjusted Bond Fund Institutional Class	6,559,418	80,352,869
NT Diversified Bond Fund Institutional Class	26,290,479	281,308,130

		401,850,649

INTERNATIONAL EQUITY FUNDS — 7.4%
NT Emerging Markets Fund Institutional Class	1,439,457	15,315,818
NT International Growth Fund Institutional Class	5,611,579	67,058,367

		82,374,185

MONEY MARKET FUNDS — 6.9%
Premium Money Market Fund Investor Class	76,525,062	76,525,062

INTERNATIONAL FIXED INCOME FUNDS — 5.7%
International Bond Fund Institutional Class	4,505,375	63,570,835

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $950,278,884)		1,111,552,346

OTHER ASSETS AND LIABILITIES†		151

TOTAL NET ASSETS — 100.0%		$1,111,552,497

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$954,337,026
Gross tax appreciation of investments	$158,479,590
Gross tax depreciation of investments	(1,264,270)
Net tax appreciation (depreciation) of investments	$157,215,320

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	2,109,093	2,667,732	202,937	3,399	—	2,285,393	33,618,124
NT Equity Growth Fund Institutional Class	7,567,704	10,269,971	1,363,118	34,520	442,199	8,298,757	105,726,165
NT Growth Fund Institutional Class	5,424,075	5,778,535	813,063	12,638	—	5,762,084	88,851,339
NT Heritage Fund Institutional Class	2,935,252	2,256,999	741,041	16,118	—	3,050,632	42,129,222
NT Large Company Value Fund Institutional Class	9,500,396	14,011,744	373,710	1,997	544,669	10,699,674	124,865,193
NT Mid Cap Value Fund Institutional Class	3,964,015	5,278,010	277,673	5,143	159,549	4,373,256	55,671,553
NT Small Company Fund Institutional Class	1,866,026	1,480,808	161,807	2,173	52,350	1,988,464	22,032,182
Real Estate Fund Institutional Class	514,039	1,778,629	153,496	2,064	83,610	582,602	14,337,837
High-Yield Fund Institutional Class	5,658,295	4,959,737	196,078	(3,622)	567,700	6,430,344	40,189,650
Inflation-Adjusted Bond Fund Institutional Class	5,772,276	9,940,854	471,398	(43,726)	—	6,559,418	80,352,869
NT Diversified Bond Fund Institutional Class	22,991,264	39,935,848	5,249,503	(260,212)	1,221,722	26,290,479	281,308,130
NT Emerging Markets Fund Institutional Class	1,480,359	579,875	1,066,363	(27,352)	—	1,439,457	15,315,818
NT International Growth Fund Institutional Class	5,384,627	4,379,850	1,771,399	37,182	—	5,611,579	67,058,367
Premium Money Market Fund Investor Class	65,611,158	11,395,947	482,043	—	1,775	76,525,062	76,525,062
International Bond Fund Institutional Class	4,038,033	7,320,576	922,539	(36,015)	—	4,505,375	63,570,835
		$122,035,115	$14,246,168	$(255,693)	$3,073,574		$1,111,552,346

(1)  Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One ChoiceSM 2020 Portfolio R6

October 31, 2013

One Choice 2020 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 43.9%
NT Core Equity Plus Fund Institutional Class	37,815	556,258
NT Equity Growth Fund Institutional Class	137,771	1,755,201
NT Growth Fund R6 Class(2)	95,536	1,474,122
NT Heritage Fund R6 Class(2)	50,483	697,669
NT Large Company Value Fund R6 Class	177,276	2,068,816
NT Mid Cap Value Fund R6 Class	72,361	921,875
NT Small Company Fund Institutional Class	32,841	363,881
Real Estate Fund R6 Class	9,570	235,516

		8,073,338

DOMESTIC FIXED INCOME FUNDS — 36.1%
High-Yield Fund R6 Class	106,555	665,967
Inflation-Adjusted Bond Fund Institutional Class	108,574	1,330,033
NT Diversified Bond Fund R6 Class	434,589	4,650,105

		6,646,105

INTERNATIONAL EQUITY FUNDS — 7.4%
NT Emerging Markets Fund R6 Class(2)	23,910	254,640
NT International Growth Fund R6 Class(2)	92,567	1,107,105

		1,361,745

MONEY MARKET FUNDS — 6.9%
Premium Money Market Fund Investor Class	1,267,978	1,267,978

INTERNATIONAL FIXED INCOME FUNDS — 5.7%
International Bond Fund R6 Class(2)	74,366	1,049,305

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $18,300,197)		18,398,471

OTHER ASSETS AND LIABILITIES†		3

TOTAL NET ASSETS — 100.0%		$18,398,474

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$18,300,722
Gross tax appreciation of investments	$106,882
Gross tax depreciation of investments	(9,133)
Net tax appreciation (depreciation) of investments	$97,749

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	54	548,443	3,688	(26)	—	37,815	556,258
NT Equity Growth Fund Institutional Class	194	1,736,759	10,703	(86)	11	137,771	1,755,201
NT Growth Fund R6 Class(2)	139	1,464,617	8,495	(90)	—	95,536	1,474,122
NT Heritage Fund R6 Class(2)	75	698,182	4,520	(51)	—	50,483	697,669
NT Large Company Value Fund R6 Class	245	2,060,228	13,252	(137)	14	177,276	2,068,816
NT Mid Cap Value Fund R6 Class	102	914,343	4,560	(42)	4	72,361	921,875
NT Small Company Fund Institutional Class	46	365,927	1,039	(25)	1	32,841	363,881
Real Estate Fund R6 Class	14	237,092	411	(14)	2	9,570	235,516
High-Yield Fund R6 Class	145	665,434	5,167	9	1,441	106,555	665,967
Inflation-Adjusted Bond Fund Institutional Class	148	1,338,679	9,208	5	—	108,574	1,330,033
NT Diversified Bond Fund R6 Class	591	4,666,793	30,816	(6)	3,083	434,589	4,650,105
NT Emerging Markets Fund R6 Class(2)	38	252,990	3,314	60	—	23,910	254,640
NT International Growth Fund R6 Class(2)	138	1,105,614	3,744	(35)	—	92,567	1,107,105
Premium Money Market Fund Investor Class	1,688	1,274,680	8,390	—	5	1,267,978	1,267,978
International Bond Fund R6 Class(2)	104	1,059,463	6,740	(9)	—	74,366	1,049,305
		$18,389,244	$114,047	$(447)	$4,561		$18,398,471

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One ChoiceSM 2025 Portfolio

October 31, 2013

One Choice 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 47.2%
NT Core Equity Plus Fund Institutional Class	3,897,185	57,327,598
NT Equity Growth Fund Institutional Class	13,798,066	175,787,364
NT Growth Fund Institutional Class	11,417,872	176,063,593
NT Heritage Fund Institutional Class	6,190,215	85,486,876
NT Large Company Value Fund Institutional Class	18,618,718	217,280,443
NT Mid Cap Value Fund Institutional Class	8,198,655	104,368,873
NT Small Company Fund Institutional Class	4,272,999	47,344,824
Real Estate Fund Institutional Class	1,182,982	29,113,186

		892,772,757

DOMESTIC FIXED INCOME FUNDS — 34.1%
High-Yield Fund Institutional Class	10,273,420	64,208,872
Inflation-Adjusted Bond Fund Institutional Class	10,445,848	127,961,638
NT Diversified Bond Fund Institutional Class	42,276,910	452,362,939

		644,533,449

INTERNATIONAL EQUITY FUNDS — 9.3%
NT Emerging Markets Fund Institutional Class	4,119,692	43,833,523
NT International Growth Fund Institutional Class	11,107,144	132,730,365

		176,563,888

MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	94,256,931	94,256,931

INTERNATIONAL FIXED INCOME FUNDS — 4.4%
International Bond Fund Institutional Class	5,818,927	82,105,060

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,536,641,258)		1,890,232,085

OTHER ASSETS AND LIABILITIES†		15,235

TOTAL NET ASSETS — 100.0%		$1,890,247,320

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,567,243,978
Gross tax appreciation of investments	$323,057,468
Gross tax depreciation of investments	(69,361)
Net tax appreciation (depreciation) of investments	$322,988,107

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	3,841,659	795,138	—	—	—	3,897,185	57,327,598
NT Equity Growth Fund Institutional Class	13,407,589	6,074,720	1,329,674	35,386	749,034	13,798,066	175,787,364
NT Growth Fund Institutional Class	11,473,007	1,159,444	1,862,966	129,610	—	11,417,872	176,063,593
NT Heritage Fund Institutional Class	6,367,562	84,669	2,098,476	320,332	—	6,190,215	85,486,876
NT Large Company Value Fund Institutional Class	17,688,022	10,660,024	147,536	2,433	970,227	18,618,718	217,280,443
NT Mid Cap Value Fund Institutional Class	8,006,170	2,487,034	113,564	2,641	306,346	8,198,655	104,368,873
NT Small Company Fund Institutional Class	4,389,883	119,679	1,112,727	288,639	119,679	4,272,999	47,344,824
Real Estate Fund Institutional Class	1,037,027	3,570,465	152,058	5,084	172,306	1,182,982	29,113,186
High-Yield Fund Institutional Class	9,207,943	6,582,984	—	—	917,405	10,273,420	64,208,872
Inflation-Adjusted Bond Fund Institutional Class	9,501,028	11,438,910	—	—	—	10,445,848	127,961,638
NT Diversified Bond Fund Institutional Class	38,736,091	38,729,008	1,288,502	(74,888)	2,005,369	42,276,910	452,362,939
NT Emerging Markets Fund Institutional Class	4,052,787	1,655,070	1,111,031	(8,776)	—	4,119,692	43,833,523
NT International Growth Fund Institutional Class	11,184,672	2,810,819	3,518,614	239,371	—	11,107,144	132,730,365
Premium Money Market Fund Investor Class	84,682,336	9,574,595	—	—	2,228	94,256,931	94,256,931
International Bond Fund Institutional Class	5,235,492	8,036,671	—	—	—	5,818,927	82,105,060
		$103,779,230	$12,735,148	$939,833	$5,242,594		$1,890,232,085

(1)  Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One ChoiceSM 2025 Portfolio R6

October 31, 2013

One Choice 2025 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 47.2%
NT Core Equity Plus Fund Institutional Class	20,221	297,447
NT Equity Growth Fund Institutional Class	71,743	914,004
NT Growth Fund R6 Class(2)	59,503	918,132
NT Heritage Fund R6 Class(2)	32,207	445,106
NT Large Company Value Fund R6 Class	96,943	1,131,330
NT Mid Cap Value Fund R6 Class	42,563	542,248
NT Small Company Fund Institutional Class	22,244	246,467
Real Estate Fund R6 Class	6,089	149,858

		4,644,592

DOMESTIC FIXED INCOME FUNDS — 34.1%
High-Yield Fund R6 Class	53,828	336,423
Inflation-Adjusted Bond Fund Institutional Class	54,485	667,442
NT Diversified Bond Fund R6 Class	220,105	2,355,121

		3,358,986

INTERNATIONAL EQUITY FUNDS — 9.3%
NT Emerging Markets Fund R6 Class(2)	21,434	228,274
NT International Growth Fund R6 Class(2)	57,814	691,450

		919,724

MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	493,312	493,312

INTERNATIONAL FIXED INCOME FUNDS — 4.4%
International Bond Fund R6 Class(2)	30,326	427,895

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $9,835,088)		9,844,509

OTHER ASSETS AND LIABILITIES†		2

TOTAL NET ASSETS — 100.0%		$9,844,511

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$9,835,180
Gross tax appreciation of investments	$21,412
Gross tax depreciation of investments	(12,083)
Net tax appreciation (depreciation) of investments	$9,329

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	54	294,560	997	12	—	20,221	297,447
NT Equity Growth Fund Institutional Class	189	908,022	2,641	18	10	71,743	914,004
NT Growth Fund R6 Class(2)	163	914,161	2,301	25	—	59,503	918,132
NT Heritage Fund R6 Class(2)	88	444,749	529	—	—	32,207	445,106
NT Large Company Value Fund R6 Class	250	1,130,604	4,276	(10)	15	96,943	1,131,330
NT Mid Cap Value Fund R6 Class	112	540,162	1,492	6	5	42,563	542,248
NT Small Company Fund Institutional Class	59	248,389	339	1	2	22,244	246,467
Real Estate Fund R6 Class	16	152,983	631	1	2	6,089	149,858
High-Yield Fund R6 Class	137	335,624	1,393	(4)	444	53,828	336,423
Inflation-Adjusted Bond Fund Institutional Class	139	670,106	2,537	(6)	—	54,485	667,442
NT Diversified Bond Fund R6 Class	558	2,358,429	9,688	(14)	950	220,105	2,355,121
NT Emerging Markets Fund R6 Class(2)	61	227,317	1,620	40	—	21,434	228,274
NT International Growth Fund R6 Class(2)	161	692,106	826	(4)	—	57,814	691,450
Premium Money Market Fund Investor Class	1,250	493,903	1,841	—	1	493,312	493,312
International Bond Fund R6 Class(2)	77	431,783	1,699	(4)	—	30,326	427,895
		$9,842,898	$32,810	$61	$1,429		$9,844,509

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One ChoiceSM 2030 Portfolio

October 31, 2013

One Choice 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 51.2%
NT Core Equity Plus Fund Institutional Class	2,326,115	34,217,155
NT Equity Growth Fund Institutional Class	7,605,886	96,898,983
NT Growth Fund Institutional Class	7,489,317	115,485,268
NT Heritage Fund Institutional Class	3,775,075	52,133,781
NT Large Company Value Fund Institutional Class	10,773,124	125,722,362
NT Mid Cap Value Fund Institutional Class	4,313,517	54,911,075
NT Small Company Fund Institutional Class	3,282,963	36,375,230
Real Estate Fund Institutional Class	759,857	18,700,069

		534,443,923

DOMESTIC FIXED INCOME FUNDS — 30.6%
High-Yield Fund Institutional Class	5,054,167	31,588,542
Inflation-Adjusted Bond Fund Institutional Class	5,261,834	64,457,461
NT Diversified Bond Fund Institutional Class	20,909,510	223,731,755

		319,777,758

INTERNATIONAL EQUITY FUNDS — 11.3%
NT Emerging Markets Fund Institutional Class	2,762,842	29,396,641
NT International Growth Fund Institutional Class	7,456,634	89,106,775

		118,503,416

MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	52,250,215	52,250,215

INTERNATIONAL FIXED INCOME FUNDS — 1.9%
International Bond Fund Institutional Class	1,378,415	19,449,432

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $873,236,813)		1,044,424,744

OTHER ASSETS AND LIABILITIES†		118

TOTAL NET ASSETS — 100.0%		$1,044,424,862

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$876,942,219
Gross tax appreciation of investments	$169,812,747
Gross tax depreciation of investments	(2,330,222)
Net tax appreciation (depreciation) of investments	$167,482,525

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	2,128,304	2,866,913	89,094	736	—	2,326,115	34,217,155
NT Equity Growth Fund Institutional Class	6,867,087	9,673,952	650,372	8,931	398,169	7,605,886	96,898,983
NT Growth Fund Institutional Class	7,020,849	7,513,397	605,061	1,945	—	7,489,317	115,485,268
NT Heritage Fund Institutional Class	3,539,295	3,578,069	438,643	4,265	—	3,775,075	52,133,781
NT Large Company Value Fund Institutional Class	9,538,044	14,551,796	459,202	728	540,022	10,773,124	125,722,362
NT Mid Cap Value Fund Institutional Class	3,872,410	5,558,176	146,670	977	155,026	4,313,517	54,911,075
NT Small Company Fund Institutional Class	3,042,249	2,773,662	170,885	496	85,254	3,282,963	36,375,230
Real Estate Fund Institutional Class	657,257	2,597,612	151,668	300	106,618	759,857	18,700,069
High-Yield Fund Institutional Class	4,418,124	4,019,714	93,124	(2,040)	443,139	5,054,167	31,588,542
Inflation-Adjusted Bond Fund Institutional Class	4,569,525	8,610,283	256,356	(24,691)	—	5,261,834	64,457,461
NT Diversified Bond Fund Institutional Class	18,116,815	31,698,145	2,203,183	(108,327)	963,928	20,909,510	223,731,755
NT Emerging Markets Fund Institutional Class	2,647,233	1,233,395	86,867	(2,126)	—	2,762,842	29,396,641
NT International Growth Fund Institutional Class	7,058,493	6,521,894	1,910,571	43,240	—	7,456,634	89,106,775
Premium Money Market Fund Investor Class	45,224,828	7,185,973	160,586	—	1,209	52,250,215	52,250,215
International Bond Fund Institutional Class	1,150,750	3,242,500	114,471	(3,970)	—	1,378,415	19,449,432
		$111,625,481	$7,536,753	$(79,536)	$2,693,365		$1,044,424,744

(1)  Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One ChoiceSM 2030 Portfolio R6

October 31, 2013

One Choice 2030 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 51.1%
NT Core Equity Plus Fund Institutional Class	27,141	399,247
NT Equity Growth Fund Institutional Class	88,862	1,132,097
NT Growth Fund R6 Class(2)	87,869	1,355,813
NT Heritage Fund R6 Class(2)	44,199	610,834
NT Large Company Value Fund R6 Class	126,186	1,472,588
NT Mid Cap Value Fund R6 Class	50,530	643,755
NT Small Company Fund Institutional Class	38,270	424,036
Real Estate Fund R6 Class	8,796	216,465

		6,254,835

DOMESTIC FIXED INCOME FUNDS — 30.7%
High-Yield Fund R6 Class	59,302	370,641
Inflation-Adjusted Bond Fund Institutional Class	61,651	755,220
NT Diversified Bond Fund R6 Class	245,122	2,622,804

		3,748,665

INTERNATIONAL EQUITY FUNDS — 11.3%
NT Emerging Markets Fund R6 Class(2)	32,317	344,175
NT International Growth Fund R6 Class(2)	87,242	1,043,419

		1,387,594

MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	613,487	613,487

INTERNATIONAL FIXED INCOME FUNDS — 1.9%
International Bond Fund R6 Class(2)	16,181	228,313

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $12,133,814)		12,232,894

OTHER ASSETS AND LIABILITIES†		(5)

TOTAL NET ASSETS — 100.0%		$12,232,889

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$12,133,827
Gross tax appreciation of investments	$101,418
Gross tax depreciation of investments	(2,351)
Net tax appreciation (depreciation) of investments	$99,067

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	58	390,867	1,523	6	—	27,141	399,247
NT Equity Growth Fund Institutional Class	189	1,113,281	4,432	3	10	88,862	1,132,097
NT Growth Fund R6 Class(2)	193	1,335,386	515	(1)	—	87,869	1,355,813
NT Heritage Fund R6 Class(2)	96	605,749	—	—	—	44,199	610,834
NT Large Company Value Fund R6 Class	264	1,454,245	2,300	(8)	15	126,186	1,472,588
NT Mid Cap Value Fund R6 Class	107	633,028	—	—	5	50,530	643,755
NT Small Company Fund Institutional Class	81	424,111	—	—	2	38,270	424,036
Real Estate Fund R6 Class	19	216,427	—	—	3	8,796	216,465
High-Yield Fund R6 Class	122	366,881	126	—	925	59,302	370,641
Inflation-Adjusted Bond Fund Institutional Class	126	753,868	—	—	—	61,651	755,220
NT Diversified Bond Fund R6 Class	499	2,612,042	486	—	2,006	245,122	2,622,804
NT Emerging Markets Fund R6 Class(2)	73	337,072	1,185	(2)	—	32,317	344,175
NT International Growth Fund R6 Class(2)	194	1,035,515	—	—	—	87,242	1,043,419
Premium Money Market Fund Investor Class	1,250	612,237	—	—	3	613,487	613,487
International Bond Fund R6 Class(2)	32	228,672	—	—	—	16,181	228,313
		$12,119,381	$10,567	$(2)	$2,969		$12,232,894

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One ChoiceSM 2035 Portfolio

October 31, 2013

One Choice 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 55.8%
NT Core Equity Plus Fund Institutional Class	3,208,268	47,193,622
NT Equity Growth Fund Institutional Class	10,814,351	137,774,833
NT Growth Fund Institutional Class	11,951,653	184,294,482
NT Heritage Fund Institutional Class	5,762,369	79,578,323
NT Large Company Value Fund Institutional Class	15,772,631	184,066,605
NT Mid Cap Value Fund Institutional Class	6,300,368	80,203,680
NT Small Company Fund Institutional Class	5,416,872	60,018,942
Real Estate Fund Institutional Class	1,181,293	29,071,632

		802,202,119

DOMESTIC FIXED INCOME FUNDS — 26.7%
High-Yield Fund Institutional Class	6,082,517	38,015,732
Inflation-Adjusted Bond Fund Institutional Class	6,269,964	76,807,059
NT Diversified Bond Fund Institutional Class	25,135,971	268,954,894

		383,777,685

INTERNATIONAL EQUITY FUNDS — 13.1%
NT Emerging Markets Fund Institutional Class	4,721,308	50,234,721
NT International Growth Fund Institutional Class	11,513,943	137,591,620

		187,826,341

MONEY MARKET FUNDS — 4.4%
Premium Money Market Fund Investor Class	62,760,311	62,760,311

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,147,955,217)		1,436,566,456

OTHER ASSETS AND LIABILITIES†		174

TOTAL NET ASSETS — 100.0%		$1,436,566,630

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,168,350,692
Gross tax appreciation of investments	$268,215,764
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$268,215,764

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	3,080,717	1,913,045	118,215	976	—	3,208,268	47,193,622
NT Equity Growth Fund Institutional Class	10,361,071	6,817,207	1,307,567	28,992	581,613	10,814,351	137,774,833
NT Growth Fund Institutional Class	11,715,612	4,506,478	1,029,767	9,543	—	11,951,653	184,294,482
NT Heritage Fund Institutional Class	5,815,662	710,932	1,337,233	64,129	—	5,762,369	79,578,323
NT Large Company Value Fund Institutional Class	14,683,860	12,820,724	456,530	464	812,033	15,772,631	184,066,605
NT Mid Cap Value Fund Institutional Class	6,047,493	3,214,701	109,004	1,122	232,722	6,300,368	80,203,680
NT Small Company Fund Institutional Class	5,270,123	1,864,810	293,626	1,119	146,564	5,416,872	60,018,942
Real Estate Fund Institutional Class	1,063,993	2,944,535	174,494	2,163	171,049	1,181,293	29,071,632
High-Yield Fund Institutional Class	5,430,252	4,050,594	22,339	(591)	536,047	6,082,517	38,015,732
Inflation-Adjusted Bond Fund Institutional Class	5,661,590	7,456,240	107,532	(10,064)	—	6,269,964	76,807,059
NT Diversified Bond Fund Institutional Class	22,680,743	27,085,209	1,130,545	(55,008)	1,183,388	25,135,971	268,954,894
NT Emerging Markets Fund Institutional Class	4,619,617	1,554,067	645,494	(8,145)	—	4,721,308	50,234,721
NT International Growth Fund Institutional Class	11,491,419	4,523,853	4,029,461	250,039	—	11,513,943	137,591,620
Premium Money Market Fund Investor Class	55,091,232	7,669,079	—	—	1,465	62,760,311	62,760,311
		$87,131,474	$10,761,807	$284,739	$3,664,881		$1,436,566,456

(1)  Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One ChoiceSM 2035 Portfolio R6

October 31, 2013

One Choice 2035 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 55.8%
NT Core Equity Plus Fund Institutional Class	18,744	275,723
NT Equity Growth Fund Institutional Class	63,446	808,304
NT Growth Fund R6 Class(2)	70,064	1,081,094
NT Heritage Fund R6 Class(2)	33,768	466,675
NT Large Company Value Fund R6 Class	92,406	1,078,373
NT Mid Cap Value Fund R6 Class	36,816	469,039
NT Small Company Fund Institutional Class	31,829	352,670
Real Estate Fund R6 Class	6,880	169,308

		4,701,186

DOMESTIC FIXED INCOME FUNDS — 26.7%
High-Yield Fund R6 Class	35,628	222,678
Inflation-Adjusted Bond Fund Institutional Class	36,737	450,025
NT Diversified Bond Fund R6 Class	147,338	1,576,520

		2,249,223

INTERNATIONAL EQUITY FUNDS — 13.1%
NT Emerging Markets Fund R6 Class(2)	27,795	296,015
NT International Growth Fund R6 Class(2)	67,488	807,151

		1,103,166

MONEY MARKET FUNDS — 4.4%
Premium Money Market Fund Investor Class	369,830	369,830

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $8,419,300)		8,423,405

OTHER ASSETS AND LIABILITIES†		90

TOTAL NET ASSETS — 100.0%		$8,423,495

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,419,300
Gross tax appreciation of investments	$15,773
Gross tax depreciation of investments	(11,668)
Net tax appreciation (depreciation) of investments	$4,105

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	58	272,376	—	—	—	18,744	275,723
NT Equity Growth Fund Institutional Class	197	801,349	—	—	11	63,446	808,304
NT Growth Fund R6 Class(2)	224	1,074,298	—	—	—	70,064	1,081,094
NT Heritage Fund R6 Class(2)	108	465,875	—	—	—	33,768	466,675
NT Large Company Value Fund R6 Class	280	1,074,359	—	—	16	92,406	1,078,373
NT Mid Cap Value Fund R6 Class	115	466,280	—	—	5	36,816	469,039
NT Small Company Fund Institutional Class	98	355,047	—	—	3	31,829	352,670
Real Estate Fund R6 Class	21	172,390	—	—	3	6,880	169,308
High-Yield Fund R6 Class	105	221,259	—	—	263	35,628	222,678
Inflation-Adjusted Bond Fund Institutional Class	108	450,065	—	—	—	36,737	450,025
NT Diversified Bond Fund R6 Class	434	1,571,999	—	—	570	147,338	1,576,520
NT Emerging Markets Fund R6 Class(2)	89	292,945	—	—	—	27,795	296,015
NT International Growth Fund R6 Class(2)	220	807,291	—	—	—	67,488	807,151
Premium Money Market Fund Investor Class	1,063	368,767	—	—	1	369,830	369,830
		$8,394,300	$—	$—	$872		$8,423,405

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One ChoiceSM 2040 Portfolio

October 31, 2013

One Choice 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 60.9%
NT Core Equity Plus Fund Institutional Class	1,850,222	27,216,759
NT Equity Growth Fund Institutional Class	6,124,691	78,028,560
NT Growth Fund Institutional Class	6,787,605	104,664,876
NT Heritage Fund Institutional Class	3,590,367	49,582,972
NT Large Company Value Fund Institutional Class	8,958,610	104,546,984
NT Mid Cap Value Fund Institutional Class	3,919,850	49,899,693
NT Small Company Fund Institutional Class	2,785,829	30,866,980
Real Estate Fund Institutional Class	702,941	17,299,367

		462,106,191

DOMESTIC FIXED INCOME FUNDS — 22.9%
High-Yield Fund Institutional Class	2,783,676	17,397,976
Inflation-Adjusted Bond Fund Institutional Class	2,818,946	34,532,091
NT Diversified Bond Fund Institutional Class	11,412,701	122,115,896

		174,045,963

INTERNATIONAL EQUITY FUNDS — 14.3%
NT Emerging Markets Fund Institutional Class	3,075,218	32,720,322
NT International Growth Fund Institutional Class	6,364,720	76,058,405

		108,778,727

MONEY MARKET FUNDS — 1.9%
Premium Money Market Fund Investor Class	14,261,745	14,261,745

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $631,316,656)		759,192,626

OTHER ASSETS AND LIABILITIES†		65

TOTAL NET ASSETS — 100.0%		$759,192,691

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$633,735,304
Gross tax appreciation of investments	$127,358,925
Gross tax depreciation of investments	(1,901,603)
Net tax appreciation (depreciation) of investments	$125,457,322

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	1,661,736	2,726,172	42,548	345	—	1,850,222	27,216,759
NT Equity Growth Fund Institutional Class	5,313,904	10,429,409	462,680	4,269	307,870	6,124,691	78,028,560
NT Growth Fund Institutional Class	6,125,839	10,691,128	787,613	(2,679)	—	6,787,605	104,664,876
NT Heritage Fund Institutional Class	3,254,491	4,938,676	427,345	1,032	—	3,590,367	49,582,972
NT Large Company Value Fund Institutional Class	7,634,726	15,701,769	536,079	1,400	431,520	8,958,610	104,546,984
NT Mid Cap Value Fund Institutional Class	3,416,646	6,426,293	204,143	1,718	135,431	3,919,850	49,899,693
NT Small Company Fund Institutional Class	2,444,335	3,827,223	127,585	114	69,877	2,785,829	30,866,980
Real Estate Fund Institutional Class	587,623	2,973,897	209,888	(206)	94,927	702,941	17,299,367
High-Yield Fund Institutional Class	2,299,621	3,062,393	73,865	(1,955)	234,337	2,783,676	17,397,976
Inflation-Adjusted Bond Fund Institutional Class	2,336,857	5,984,916	163,400	(15,675)	—	2,818,946	34,532,091
NT Diversified Bond Fund Institutional Class	9,430,054	21,706,882	701,851	(31,999)	506,706	11,412,701	122,115,896
NT Emerging Markets Fund Institutional Class	2,822,162	2,643,002	10,639	(188)	—	3,075,218	32,720,322
NT International Growth Fund Institutional Class	5,718,528	8,324,854	806,723	3,945	—	6,364,720	76,058,405
Premium Money Market Fund Investor Class	11,028,928	3,258,733	25,916	—	312	14,261,745	14,261,745
		$102,695,347	$4,580,275	$(39,879)	$1,780,980		$759,192,626

(1)  Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One ChoiceSM 2040 Portfolio R6

October 31, 2013

One Choice 2040 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 60.9%
NT Core Equity Plus Fund Institutional Class	19,000	279,485
NT Equity Growth Fund Institutional Class	63,041	803,139
NT Growth Fund R6 Class(2)	70,250	1,083,961
NT Heritage Fund R6 Class(2)	37,293	515,389
NT Large Company Value Fund R6 Class	92,527	1,079,791
NT Mid Cap Value Fund R6 Class	40,450	515,328
NT Small Company Fund Institutional Class	28,927	320,511
Real Estate Fund R6 Class	7,208	177,380

		4,774,984

DOMESTIC FIXED INCOME FUNDS — 22.9%
High-Yield Fund R6 Class	28,719	179,495
Inflation-Adjusted Bond Fund Institutional Class	29,164	357,258
NT Diversified Bond Fund R6 Class	117,517	1,257,435

		1,794,188

INTERNATIONAL EQUITY FUNDS — 14.3%
NT Emerging Markets Fund R6 Class(2)	31,649	337,065
NT International Growth Fund R6 Class(2)	65,448	782,754

		1,119,819

MONEY MARKET FUNDS — 1.9%
Premium Money Market Fund Investor Class	148,068	148,068

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $7,777,793)		7,837,059

OTHER ASSETS AND LIABILITIES†		1

TOTAL NET ASSETS — 100.0%		$7,837,060

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,778,713
Gross tax appreciation of investments	$61,016
Gross tax depreciation of investments	(2,670)
Net tax appreciation (depreciation) of investments	$58,346

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	65	278,341	5,316	(27)	—	19,000	279,485
NT Equity Growth Fund Institutional Class	209	802,700	14,719	(81)	12	63,041	803,139
NT Growth Fund R6 Class(2)	241	1,083,334	15,030	(187)	—	70,250	1,083,961
NT Heritage Fund R6 Class(2)	128	515,966	4,633	(96)	—	37,293	515,389
NT Large Company Value Fund R6 Class	302	1,083,028	17,025	(216)	18	92,527	1,079,791
NT Mid Cap Value Fund R6 Class	135	514,684	7,243	(78)	6	40,450	515,328
NT Small Company Fund Institutional Class	95	321,931	1,188	(27)	3	28,927	320,511
Real Estate Fund R6 Class	24	179,472	1,598	(43)	4	7,208	177,380
High-Yield Fund R6 Class	91	181,302	3,689	4	399	28,719	179,495
Inflation-Adjusted Bond Fund Institutional Class	92	361,724	5,287	(2)	—	29,164	357,258
NT Diversified Bond Fund R6 Class	372	1,272,764	21,503	(3)	855	117,517	1,257,435
NT Emerging Markets Fund R6 Class(2)	112	340,024	10,275	71	—	31,649	337,065
NT International Growth Fund R6 Class(2)	225	785,848	8,450	(111)	—	65,448	782,754
Premium Money Market Fund Investor Class	437	149,876	2,245	—	—	148,068	148,068
		$7,870,994	$118,201	$(796)	$1,297		$7,837,059

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One ChoiceSM 2045 Portfolio

October 31, 2013

One Choice 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 65.0%
NT Core Equity Plus Fund Institutional Class	2,994,610	44,050,719
NT Equity Growth Fund Institutional Class	7,916,615	100,857,678
NT Growth Fund Institutional Class	9,227,077	142,281,533
NT Heritage Fund Institutional Class	5,109,049	70,555,969
NT Large Company Value Fund Institutional Class	12,153,149	141,827,252
NT Mid Cap Value Fund Institutional Class	5,563,339	70,821,304
NT Small Company Fund Institutional Class	3,532,363	39,138,584
Real Estate Fund Institutional Class	997,357	24,544,947

		634,077,986

DOMESTIC FIXED INCOME FUNDS — 19.6%
High-Yield Fund Institutional Class	3,049,317	19,058,232
Inflation-Adjusted Bond Fund Institutional Class	3,089,745	37,849,379
NT Diversified Bond Fund Institutional Class	12,518,628	133,949,317

		190,856,928

INTERNATIONAL EQUITY FUNDS — 15.4%
NT Emerging Markets Fund Institutional Class	4,809,793	51,176,199
NT International Growth Fund Institutional Class	8,317,206	99,390,608

		150,566,807

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $773,155,400)		975,501,721

OTHER ASSETS AND LIABILITIES†		922

TOTAL NET ASSETS — 100.0%		$975,502,643

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$788,256,122
Gross tax appreciation of investments	$187,667,337
Gross tax depreciation of investments	(421,738)
Net tax appreciation (depreciation) of investments	$187,245,599

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	2,848,538	2,488,137	420,338	4,848	—	2,994,610	44,050,719
NT Equity Growth Fund Institutional Class	7,383,932	7,708,440	1,187,727	12,384	420,944	7,916,615	100,857,678
NT Growth Fund Institutional Class	8,899,746	6,069,467	1,147,094	(1,937)	—	9,227,077	142,281,533
NT Heritage Fund Institutional Class	4,954,886	2,695,688	584,732	8,114	—	5,109,049	70,555,969
NT Large Company Value Fund Institutional Class	11,132,399	12,590,159	908,511	1,005	617,421	12,153,149	141,827,252
NT Mid Cap Value Fund Institutional Class	5,157,434	5,506,179	503,131	3,671	203,089	5,563,339	70,821,304
NT Small Company Fund Institutional Class	3,457,090	1,130,255	262,620	17,961	94,729	3,532,363	39,138,584
Real Estate Fund Institutional Class	898,233	2,630,201	277,930	874	143,263	997,357	24,544,947
High-Yield Fund Institutional Class	2,706,768	2,121,919	1,966	(52)	266,371	3,049,317	19,058,232
Inflation-Adjusted Bond Fund Institutional Class	2,756,318	4,156,646	131,244	(12,283)	—	3,089,745	37,849,379
NT Diversified Bond Fund Institutional Class	11,177,474	17,010,207	2,951,176	(160,061)	582,927	12,518,628	133,949,317
NT Emerging Markets Fund Institutional Class	4,656,480	2,166,191	706,598	(26,239)	—	4,809,793	51,176,199
NT International Growth Fund Institutional Class	7,986,801	6,306,997	2,402,435	28,027	—	8,317,206	99,390,608
		$72,580,486	$11,485,502	$(123,688)	$2,328,744		$975,501,721

(1)  Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One ChoiceSM 2045 Portfolio R6

October 31, 2013

One Choice 2045 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 65.0%
NT Core Equity Plus Fund Institutional Class	19,308	284,015
NT Equity Growth Fund Institutional Class	50,900	648,472
NT Growth Fund R6 Class(2)	59,325	915,389
NT Heritage Fund R6 Class(2)	32,885	454,475
NT Large Company Value Fund R6 Class	78,160	912,127
NT Mid Cap Value Fund R6 Class	35,751	455,471
NT Small Company Fund Institutional Class	22,814	252,783
Real Estate Fund R6 Class	6,385	157,145

		4,079,877

DOMESTIC FIXED INCOME FUNDS — 19.6%
High-Yield Fund R6 Class	19,628	122,672
Inflation-Adjusted Bond Fund Institutional Class	19,897	243,741
NT Diversified Bond Fund R6 Class	80,582	862,226

		1,228,639

INTERNATIONAL EQUITY FUNDS — 15.4%
NT Emerging Markets Fund R6 Class(2)	31,126	331,493
NT International Growth Fund R6 Class(2)	53,326	637,773

		969,266

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $6,270,140)		6,277,782

OTHER ASSETS AND LIABILITIES†		1

TOTAL NET ASSETS — 100.0%		$6,277,783

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,270,141
Gross tax appreciation of investments	$16,123
Gross tax depreciation of investments	(8,482)
Net tax appreciation (depreciation) of investments	$7,641

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	81	281,209	1,104	7	—	19,308	284,015
NT Equity Growth Fund Institutional Class	210	645,690	3,820	15	12	50,900	648,472
NT Growth Fund R6 Class(2)	254	910,529	2,273	1	—	59,325	915,389
NT Heritage Fund R6 Class(2)	140	453,251	166	(1)	—	32,885	454,475
NT Large Company Value Fund R6 Class	318	910,618	3,262	6	18	78,160	912,127
NT Mid Cap Value Fund R6 Class	148	453,414	1,306	1	6	35,751	455,471
NT Small Company Fund Institutional Class	96	254,121	—	—	3	22,814	252,783
Real Estate Fund R6 Class	26	159,716	—	—	4	6,385	157,145
High-Yield Fund R6 Class	78	121,741	—	—	153	19,628	122,672
Inflation-Adjusted Bond Fund Institutional Class	79	243,489	—	—	—	19,897	243,741
NT Diversified Bond Fund R6 Class	319	858,792	—	—	330	80,582	862,226
NT Emerging Markets Fund R6 Class(2)	134	327,587	90	1	—	31,126	331,493
NT International Growth Fund R6 Class(2)	228	637,004	—	—	—	53,326	637,773
		$6,257,161	$12,021	$30	$526		$6,277,782

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One ChoiceSM 2050 Portfolio

October 31, 2013

One Choice 2050 Portfolio - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 66.7%
NT Core Equity Plus Fund Institutional Class	1,210,412	17,805,155
NT Equity Growth Fund Institutional Class	3,188,811	40,625,447
NT Growth Fund Institutional Class	3,770,239	58,137,086
NT Heritage Fund Institutional Class	2,057,332	28,411,755
NT Large Company Value Fund Institutional Class	5,056,859	59,013,543
NT Mid Cap Value Fund Institutional Class	2,238,900	28,501,191
NT Small Company Fund Institutional Class	1,666,445	18,464,213
Real Estate Fund Institutional Class	442,643	10,893,443

		261,851,833

DOMESTIC FIXED INCOME FUNDS — 17.1%
High-Yield Fund Institutional Class	1,065,097	6,656,857
Inflation-Adjusted Bond Fund Institutional Class	1,082,261	13,257,695
NT Diversified Bond Fund Institutional Class	4,430,069	47,401,734

		67,316,286

INTERNATIONAL EQUITY FUNDS — 16.2%
NT Emerging Markets Fund Institutional Class	2,311,632	24,595,769
NT International Growth Fund Institutional Class	3,274,883	39,134,853

		63,730,622

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $327,219,465)		392,898,741

OTHER ASSETS AND LIABILITIES†		25

TOTAL NET ASSETS — 100.0%		$392,898,766

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$328,623,095
Gross tax appreciation of investments	$65,207,023
Gross tax depreciation of investments	(931,377)
Net tax appreciation (depreciation) of investments	$64,275,646

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	1,094,952	1,858,243	236,485	33	—	1,210,412	17,805,155
NT Equity Growth Fund Institutional Class	2,859,451	4,791,729	761,517	(1,783)	165,484	3,188,811	40,625,447
NT Growth Fund Institutional Class	3,486,184	5,495,788	1,257,838	3,413	—	3,770,239	58,137,086
NT Heritage Fund Institutional Class	1,889,721	2,863,651	619,064	4,433	—	2,057,332	28,411,755
NT Large Company Value Fund Institutional Class	4,437,013	7,986,642	922,462	(8,870)	251,399	5,056,859	59,013,543
NT Mid Cap Value Fund Institutional Class	1,988,839	3,466,417	398,509	(669)	79,931	2,238,900	28,501,191
NT Small Company Fund Institutional Class	1,499,847	2,069,884	273,702	(436)	43,254	1,666,445	18,464,213
Real Estate Fund Institutional Class	381,766	1,869,776	464,251	(34,609)	62,440	442,643	10,893,443
High-Yield Fund Institutional Class	911,202	993,001	44,117	(1,285)	92,396	1,065,097	6,656,857
Inflation-Adjusted Bond Fund Institutional Class	926,820	2,121,639	268,916	(26,510)	—	1,082,261	13,257,695
NT Diversified Bond Fund Institutional Class	3,765,482	8,441,829	1,475,041	(78,322)	201,197	4,430,069	47,401,734
NT Emerging Markets Fund Institutional Class	2,139,963	2,669,756	990,071	(57,746)	—	2,311,632	24,595,769
NT International Growth Fund Institutional Class	2,998,655	4,405,125	1,203,274	10,247	—	3,274,883	39,134,853
		$49,033,480	$8,915,247	$(192,104)	$896,101		$392,898,741

(1) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One ChoiceSM 2050 Portfolio R6

October 31, 2013

One Choice 2050 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 66.7%
NT Core Equity Plus Fund Institutional Class	14,506	213,385
NT Equity Growth Fund Institutional Class	38,235	487,119
NT Growth Fund R6 Class(2)	45,273	698,563
NT Heritage Fund R6 Class(2)	24,654	340,720
NT Large Company Value Fund R6 Class	60,719	708,591
NT Mid Cap Value Fund R6 Class	26,833	341,850
NT Small Company Fund Institutional Class	19,976	221,332
Real Estate Fund R6 Class	5,246	129,092

		3,140,652

DOMESTIC FIXED INCOME FUNDS — 17.1%
High-Yield Fund R6 Class	12,797	79,981
Inflation-Adjusted Bond Fund Institutional Class	12,972	158,908
NT Diversified Bond Fund R6 Class	52,902	566,048

		804,937

INTERNATIONAL EQUITY FUNDS — 16.2%
NT Emerging Markets Fund R6 Class(2)	27,739	295,422
NT International Growth Fund R6 Class(2)	38,929	465,590

		761,012

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $4,700,083)		4,706,601

OTHER ASSETS AND LIABILITIES†		—

TOTAL NET ASSETS — 100.0%		$4,706,601

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,700,183
Gross tax appreciation of investments	$12,865
Gross tax depreciation of investments	(6,447)
Net tax appreciation (depreciation) of investments	$6,418

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	81	214,210	4,070	101	—	14,506	213,385
NT Equity Growth Fund Institutional Class	212	490,796	9,352	186	12	38,235	487,119
NT Growth Fund R6 Class(2)	259	705,775	13,729	221	—	45,273	698,563
NT Heritage Fund R6 Class(2)	140	345,781	6,654	25	—	24,654	340,720
NT Large Company Value Fund R6 Class	329	717,697	13,835	261	19	60,719	708,591
NT Mid Cap Value Fund R6 Class	148	345,346	6,528	135	6	26,833	341,850
NT Small Company Fund Institutional Class	110	226,369	4,215	54	3	19,976	221,332
Real Estate Fund R6 Class	29	133,614	2,629	88	4	5,246	129,092
High-Yield Fund R6 Class	68	80,799	1,538	9	107	12,797	79,981
Inflation-Adjusted Bond Fund Institutional Class	69	161,425	2,919	1	—	12,972	158,908
NT Diversified Bond Fund R6 Class	279	573,597	10,599	30	232	52,902	566,048
NT Emerging Markets Fund R6 Class(2)	159	297,771	6,297	267	—	27,739	295,422
NT International Growth Fund R6 Class(2)	222	473,075	8,807	104	—	38,929	465,590
		$4,766,255	$91,172	$1,482	$383		$4,706,601

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One ChoiceSM 2055 Portfolio

October 31, 2013

One Choice 2055 Portfolio - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 69.0%
NT Core Equity Plus Fund Institutional Class	195,774	2,879,833
NT Equity Growth Fund Institutional Class	538,895	6,865,522
NT Growth Fund Institutional Class	632,242	9,749,173
NT Heritage Fund Institutional Class	347,535	4,799,457
NT Large Company Value Fund Institutional Class	846,384	9,877,301
NT Mid Cap Value Fund Institutional Class	376,382	4,791,349
NT Small Company Fund Institutional Class	285,650	3,164,997
Real Estate Fund Institutional Class	76,641	1,886,142

		44,013,774

INTERNATIONAL EQUITY FUNDS — 16.0%
NT Emerging Markets Fund Institutional Class	389,351	4,142,697
NT International Growth Fund Institutional Class	507,234	6,061,449

		10,204,146

DOMESTIC FIXED INCOME FUNDS — 15.0%
High-Yield Fund Institutional Class	154,409	965,055
Inflation-Adjusted Bond Fund Institutional Class	156,582	1,918,134
NT Diversified Bond Fund Institutional Class	628,700	6,727,089

		9,610,278

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $56,667,702)		63,828,198

OTHER ASSETS AND LIABILITIES†		(1,856)

TOTAL NET ASSETS — 100.0%		$63,826,342

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$56,861,025
Gross tax appreciation of investments	$7,129,917
Gross tax depreciation of investments	(162,744)
Net tax appreciation (depreciation) of investments	$6,967,173

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	153,893	621,424	34,767	165	—	195,774	2,879,833
NT Equity Growth Fund Institutional Class	415,586	1,608,431	103,503	375	24,731	538,895	6,865,522
NT Growth Fund Institutional Class	501,753	2,097,012	164,631	1,831	—	632,242	9,749,173
NT Heritage Fund Institutional Class	274,978	1,023,868	56,338	459	—	347,535	4,799,457
NT Large Company Value Fund Institutional Class	635,708	2,512,330	115,799	(769)	37,084	846,384	9,877,301
NT Mid Cap Value Fund Institutional Class	288,684	1,134,079	60,087	(95)	11,852	376,382	4,791,349
NT Small Company Fund Institutional Class	220,762	729,252	29,788	137	6,527	285,650	3,164,997
Real Estate Fund Institutional Class	56,508	545,834	77,607	(7,890)	9,532	76,641	1,886,142
NT Emerging Markets Fund Institutional Class	312,478	892,157	121,125	(4,649)	—	389,351	4,142,697
NT International Growth Fund Institutional Class	405,046	1,344,492	165,507	3,086	—	507,234	6,061,449
High-Yield Fund Institutional Class	114,479	249,150	3,100	(108)	12,396	154,409	965,055
Inflation-Adjusted Bond Fund Institutional Class	116,220	537,712	56,201	(5,348)	—	156,582	1,918,134
NT Diversified Bond Fund Institutional Class	465,737	1,957,396	245,650	(12,435)	26,513	628,700	6,727,089
		$15,253,137	$1,234,103	$(25,241)	$128,635		$63,828,198

(1)   Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One ChoiceSM 2055 Portfolio R6

October 31, 2013

One Choice 2055 Portfolio R6 - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 69.1%
NT Core Equity Plus Fund Institutional Class	476	7,008
NT Equity Growth Fund Institutional Class	1,309	16,675
NT Growth Fund R6 Class(2)	1,526	23,543
NT Heritage Fund R6 Class(2)	835	11,537
NT Large Company Value Fund R6 Class	2,049	23,911
NT Mid Cap Value Fund R6 Class	912	11,615
NT Small Company Fund Institutional Class	687	7,611
Real Estate Fund R6 Class	184	4,539

		106,439

INTERNATIONAL EQUITY FUNDS — 15.9%
NT Emerging Markets Fund R6 Class(2)	942	10,030
NT International Growth Fund R6 Class(2)	1,210	14,477

		24,507

DOMESTIC FIXED INCOME FUNDS — 15.0%
High-Yield Fund R6 Class	372	2,325
Inflation-Adjusted Bond Fund Institutional Class	377	4,620
NT Diversified Bond Fund R6 Class	1,515	16,214

		23,159

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $150,772)		154,105

OTHER ASSETS AND LIABILITIES†		—

TOTAL NET ASSETS — 100.0%		$154,105

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$150,772
Gross tax appreciation of investments	$3,333
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$3,333

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	81	5,644	—	—	—	476	7,008
NT Equity Growth Fund Institutional Class	220	13,468	—	—	12	1,309	16,675
NT Growth Fund R6 Class(2)	265	19,015	—	—	—	1,526	23,543
NT Heritage Fund R6 Class(2)	144	9,330	—	—	—	835	11,537
NT Large Company Value Fund R6 Class	337	19,660	—	—	20	2,049	23,911
NT Mid Cap Value Fund R6 Class	153	9,435	—	—	6	912	11,615
NT Small Company Fund Institutional Class	116	6,260	—	—	3	687	7,611
Real Estate Fund R6 Class	31	3,757	—	—	5	184	4,539
NT Emerging Markets Fund R6 Class(2)	166	8,236	—	—	—	942	10,030
NT International Growth Fund R6 Class(2)	214	11,706	—	—	—	1,210	14,477
High-Yield Fund R6 Class	61	1,924	—	—	11	372	2,325
Inflation-Adjusted Bond Fund Institutional Class	61	3,844	—	—	—	377	4,620
NT Diversified Bond Fund R6 Class	247	13,493	—	—	23	1,515	16,214
		$125,772	$—	$—	$80		$154,105

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One ChoiceSM In Retirement Portfolio

October 31, 2013

One Choice In Retirement Portfolio - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 40.0%
NT Core Equity Plus Fund Institutional Class	1,076,421	15,834,155
NT Equity Growth Fund Institutional Class	4,096,544	52,189,976
NT Growth Fund Institutional Class	2,201,234	33,943,033
NT Heritage Fund Institutional Class	944,241	13,039,974
NT Large Company Value Fund Institutional Class	4,909,264	57,291,106
NT Mid Cap Value Fund Institutional Class	1,646,524	20,960,249
NT Small Company Fund Institutional Class	932,496	10,332,061
Real Estate Fund Institutional Class	209,729	5,161,433

		208,751,987

DOMESTIC FIXED INCOME FUNDS — 38.0%
High-Yield Fund Institutional Class	3,168,347	19,802,169
Inflation-Adjusted Bond Fund Institutional Class	3,223,052	39,482,382
NT Diversified Bond Fund Institutional Class	12,992,743	139,022,353

		198,306,904

MONEY MARKET FUNDS — 10.0%
Premium Money Market Fund Investor Class	52,094,209	52,094,209

INTERNATIONAL FIXED INCOME FUNDS — 7.0%
International Bond Fund Institutional Class	2,567,929	36,233,484

INTERNATIONAL EQUITY FUNDS — 5.0%
NT International Growth Fund Institutional Class	2,163,902	25,858,630

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $429,364,619)		521,245,214

OTHER ASSETS AND LIABILITIES†		74

TOTAL NET ASSETS — 100.0%		$521,245,288

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$441,296,489
Gross tax appreciation of investments	$79,948,725
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$79,948,725

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	1,075,913	596,717	583,631	22,985	—	1,076,421	15,834,155
NT Equity Growth Fund Institutional Class	4,027,598	3,563,448	2,743,797	57,766	228,200	4,096,544	52,189,976
NT Growth Fund Institutional Class	2,218,035	1,442,225	1,665,692	65,217	—	2,201,234	33,943,033
NT Heritage Fund Institutional Class	963,648	521,494	738,861	52,162	—	944,241	13,039,974
NT Large Company Value Fund Institutional Class	4,691,688	4,591,447	2,167,938	(877)	260,969	4,909,264	57,291,106
NT Mid Cap Value Fund Institutional Class	1,606,174	1,176,269	698,110	9,342	62,757	1,646,524	20,960,249
NT Small Company Fund Institutional Class	932,733	514,422	504,163	29,419	25,959	932,496	10,332,061
Real Estate Fund Institutional Class	192,130	629,702	226,286	(4,708)	31,396	209,729	5,161,433
High-Yield Fund Institutional Class	2,983,014	1,303,921	166,445	(6,418)	292,051	3,168,347	19,802,169
Inflation-Adjusted Bond Fund Institutional Class	3,045,484	2,640,553	547,491	(55,386)	—	3,223,052	39,482,382
NT Diversified Bond Fund Institutional Class	12,260,943	10,621,578	3,011,296	(149,684)	627,086	12,992,743	139,022,353
Premium Money Market Fund Investor Class	48,837,927	4,053,056	796,774	—	1,263	52,094,209	52,094,209
International Bond Fund Institutional Class	2,483,677	2,251,130	1,158,993	(55,903)	—	2,567,929	36,233,484
NT International Growth Fund Institutional Class	2,222,569	1,507,150	2,135,618	95,642	—	2,163,902	25,858,630
		$35,413,112	$17,145,095	$59,557	$1,529,681		$521,245,214

(1)   Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One ChoiceSM In Retirement Portfolio R6

October 31, 2013

One Choice In Retirement Portfolio R6 - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 40.0%
NT Core Equity Plus Fund Institutional Class	10,446	153,654
NT Equity Growth Fund Institutional Class	40,011	509,735
NT Growth Fund R6 Class(2)	21,457	331,074
NT Heritage Fund R6 Class(2)	9,200	127,146
NT Large Company Value Fund R6 Class	47,874	558,684
NT Mid Cap Value Fund R6 Class	15,991	203,727
NT Small Company Fund Institutional Class	9,097	100,792
Real Estate Fund R6 Class	2,024	49,812

		2,034,624

DOMESTIC FIXED INCOME FUNDS — 38.1%
High-Yield Fund R6 Class	31,159	194,747
Inflation-Adjusted Bond Fund Institutional Class	31,573	386,766
NT Diversified Bond Fund R6 Class	126,926	1,358,105

		1,939,618

MONEY MARKET FUNDS — 10.0%
Premium Money Market Fund Investor Class	510,507	510,507

INTERNATIONAL FIXED INCOME FUNDS — 6.9%
International Bond Fund R6 Class(2)	25,077	353,843

INTERNATIONAL EQUITY FUNDS — 5.0%
NT International Growth Fund R6 Class(2)	21,152	252,981

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $5,063,995)		5,091,573

OTHER ASSETS AND LIABILITIES†		1

TOTAL NET ASSETS — 100.0%		$5,091,574

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,064,028
Gross tax appreciation of investments	$29,812
Gross tax depreciation of investments	(2,267)
Net tax appreciation (depreciation) of investments	$27,545

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
NT Core Equity Plus Fund Institutional Class	54	150,545	826	7	—	10,446	153,654
NT Equity Growth Fund Institutional Class	204	502,015	3,216	16	11	40,011	509,735
NT Growth Fund R6 Class(2)	113	326,415	944	4	—	21,457	331,074
NT Heritage Fund R6 Class(2)	48	125,854	—	—	—	9,200	127,146
NT Large Company Value Fund R6 Class	239	553,785	3,585	(11)	14	47,874	558,684
NT Mid Cap Value Fund R6 Class	82	201,008	915	7	3	15,991	203,727
NT Small Company Fund Institutional Class	46	100,624	—	—	1	9,097	100,792
Real Estate Fund R6 Class	10	49,878	76	(3)	2	2,024	49,812
High-Yield Fund R6 Class	153	192,494	198	(1)	455	31,159	194,747
Inflation-Adjusted Bond Fund Institutional Class	155	385,904	781	(1)	—	31,573	386,766
NT Diversified Bond Fund R6 Class	625	1,351,425	2,569	(1)	968	126,926	1,358,105
Premium Money Market Fund Investor Class	2,500	508,569	562	—	2	510,507	510,507
International Bond Fund R6 Class(2)	127	354,492	962	4	—	25,077	353,843
NT International Growth Fund R6 Class(2)	113	250,621	—	—	—	21,152	252,981
		$5,053,629	$14,634	$21	$1,456		$5,091,573

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Aggressive

October 31, 2013

One Choice Portfolio: Aggressive - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 61.2%
Core Equity Plus Fund Investor Class	2,874,206	41,561,024
Equity Growth Fund Investor Class	2,961,695	90,331,703
Growth Fund Investor Class	4,253,402	140,787,617
Large Company Value Fund Investor Class	8,677,441	67,076,622
Mid Cap Value Fund Investor Class	2,651,165	43,001,898
Real Estate Fund Investor Class	706,613	17,354,426
Small Company Fund Investor Class	2,496,318	28,957,287
Vista Fund Investor Class(2)	5,405,919	122,281,893

		551,352,470

DOMESTIC FIXED INCOME FUNDS — 18.9%
Diversified Bond Fund Investor Class	8,382,710	90,114,133
High-Yield Fund Investor Class	7,206,355	45,039,721
Inflation-Adjusted Bond Fund Investor Class	2,914,191	35,669,699

		170,823,553

INTERNATIONAL EQUITY FUNDS — 18.9%
Emerging Markets Fund Investor Class	6,574,832	58,187,260
International Growth Fund Investor Class	8,300,773	112,475,477

		170,662,737

MONEY MARKET FUNDS — 1.0%
Prime Money Market Fund Investor Class	8,668,461	8,668,461

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $676,456,798)		901,507,221

OTHER ASSETS AND LIABILITIES†		219

TOTAL NET ASSETS — 100.0%		$901,507,440

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$711,457,479
Gross tax appreciation of investments	$190,049,742
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$190,049,742

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
Core Equity Plus Fund Investor Class	2,882,148	—	102,926	11,240	—	2,874,206	41,561,024
Equity Growth Fund Investor Class	2,949,572	352,179	—	—	352,179	2,961,695	90,331,703
Growth Fund Investor Class	4,277,827	—	681,941	92,534	—	4,253,402	140,787,617
Large Company Value Fund Investor Class	8,509,949	1,268,233	—	—	285,083	8,677,441	67,076,622
Mid Cap Value Fund Investor Class	2,644,737	99,706	—	—	99,707	2,651,165	43,001,898
Real Estate Fund Investor Class	638,350	1,612,486	—	—	91,424	706,613	17,354,426
Small Company Fund Investor Class	1,852,700	7,122,648	—	—	57,049	2,496,318	28,957,287
Vista Fund Investor Class(2)	5,578,990	—	3,086,420	621,517	—	5,405,919	122,281,893
Diversified Bond Fund Investor Class	7,961,562	9,322,344	5,049,541	(268,338)	514,592	8,382,710	90,114,133
High-Yield Fund Investor Class	7,784,718	1,654,509	5,304,184	(99,655)	650,808	7,206,355	45,039,721
Inflation-Adjusted Bond Fund Investor Class	2,636,135	3,346,900	—	—	—	2,914,191	35,669,699
Emerging Markets Fund Investor Class	6,641,441	1,039,072	1,728,915	(38,561)	—	6,574,832	58,187,260
International Growth Fund Investor Class	8,431,919	95,728	1,642,713	193,408	—	8,300,773	112,475,477
Prime Money Market Fund Investor Class	8,465,109	203,352	—	—	214	8,668,461	8,668,461
		$26,117,157	$17,596,640	$512,145	$2,051,056		$901,507,221

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Conservative

October 31, 2013

One Choice Portfolio: Conservative - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 40.5%
Core Equity Plus Fund Investor Class	1,108,734	16,032,298
Equity Growth Fund Investor Class	1,852,952	56,515,022
Growth Fund Investor Class	1,405,199	46,512,084
Large Company Value Fund Investor Class	10,373,753	80,189,107
Mid Cap Value Fund Investor Class	3,348,784	54,317,284
Real Estate Fund Investor Class	650,210	15,969,151
Small Company Fund Investor Class	1,712,227	19,861,838
Vista Fund Investor Class(2)	1,436,451	32,492,513

		321,889,297

DOMESTIC FIXED INCOME FUNDS — 37.7%
Diversified Bond Fund Investor Class	21,402,441	230,076,241
Inflation-Adjusted Bond Fund Investor Class	5,727,843	70,108,794

		300,185,035

INTERNATIONAL FIXED INCOME FUNDS — 7.9%
International Bond Fund Investor Class	4,450,039	62,701,052

MONEY MARKET FUNDS — 7.8%
Prime Money Market Fund Investor Class	62,140,047	62,140,047

INTERNATIONAL EQUITY FUNDS — 6.1%
International Growth Fund Investor Class	3,558,253	48,214,322

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $668,745,023)		795,129,753

OTHER ASSETS AND LIABILITIES†		(48)

TOTAL NET ASSETS — 100.0%		$795,129,705

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$690,628,193
Gross tax appreciation of investments	$104,501,560
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$104,501,560

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
Core Equity Plus Fund Investor Class	1,105,876	39,108	—	—	—	1,108,734	16,032,298
Equity Growth Fund Investor Class	1,804,508	1,739,271	345,678	14,580	217,695	1,852,952	56,515,022
Growth Fund Investor Class	1,380,482	761,776	—	—	—	1,405,199	46,512,084
Large Company Value Fund Investor Class	9,885,554	3,921,177	296,591	4,391	339,254	10,373,753	80,189,107
Mid Cap Value Fund Investor Class	3,258,429	1,386,870	—	—	124,577	3,348,784	54,317,284
Real Estate Fund Investor Class	577,662	1,694,432	—	—	86,294	650,210	15,969,151
Small Company Fund Investor Class	1,055,298	7,265,513	—	—	38,787	1,712,227	19,861,838
Vista Fund Investor Class(2)	1,441,253	—	86,253	16,899	—	1,436,451	32,492,513
Diversified Bond Fund Investor Class	20,842,575	14,022,257	8,517,620	(483,876)	1,315,518	21,402,441	230,076,241
Inflation-Adjusted Bond Fund Investor Class	5,457,947	3,246,211	2,560	(280)	—	5,727,843	70,108,794
International Bond Fund Investor Class	4,282,243	2,305,371	—	—	—	4,450,039	62,701,052
Prime Money Market Fund Investor Class	58,920,014	3,242,333	22,300	—	1,528	62,140,047	62,140,047
International Growth Fund Investor Class	3,597,370	132,589	607,746	49,241	—	3,558,253	48,214,322
		$39,756,908	$9,878,748	$(399,045)	$2,123,653		$795,129,753

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Moderate

October 31, 2013

One Choice Portfolio: Moderate - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 51.1%
Core Equity Plus Fund Investor Class	3,358,853	48,569,016
Equity Growth Fund Investor Class	4,812,861	146,792,248
Growth Fund Investor Class	3,310,212	109,568,017
Large Company Value Fund Investor Class	13,263,622	102,527,794
Mid Cap Value Fund Investor Class	4,084,833	66,255,995
Real Estate Fund Investor Class	984,729	24,184,933
Small Company Fund Investor Class	3,080,685	35,735,950
Vista Fund Investor Class(2)	3,793,871	85,817,354

		619,451,307

DOMESTIC FIXED INCOME FUNDS — 26.9%
Diversified Bond Fund Investor Class	20,286,333	218,078,084
High-Yield Fund Investor Class	5,772,277	36,076,732
Inflation-Adjusted Bond Fund Investor Class	5,875,606	71,917,420

		326,072,236

INTERNATIONAL EQUITY FUNDS — 14.1%
Emerging Markets Fund Investor Class	5,595,627	49,521,298
International Growth Fund Investor Class	8,933,847	121,053,628

		170,574,926

MONEY MARKET FUNDS — 5.0%
Prime Money Market Fund Investor Class	59,892,399	59,892,399

INTERNATIONAL FIXED INCOME FUNDS — 2.9%
International Bond Fund Investor Class	2,514,762	35,432,993

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $944,231,113)		1,211,423,861

OTHER ASSETS AND LIABILITIES†		4,644

TOTAL NET ASSETS — 100.0%		$1,211,428,505

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$994,187,657
Gross tax appreciation of investments	$217,236,204
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$217,236,204

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
Core Equity Plus Fund Investor Class	3,351,440	100,454	—	—	—	3,358,853	48,569,016
Equity Growth Fund Investor Class	4,694,532	3,431,758	—	—	565,373	4,812,861	146,792,248
Growth Fund Investor Class	3,269,373	1,248,007	—	—	—	3,310,212	109,568,017
Large Company Value Fund Investor Class	12,853,345	3,060,908	—	—	434,438	13,263,622	102,527,794
Mid Cap Value Fund Investor Class	4,033,140	796,109	—	—	153,320	4,084,833	66,255,995
Real Estate Fund Investor Class	856,552	2,980,159	—	—	131,393	984,729	24,184,933
Small Company Fund Investor Class	2,156,543	10,202,856	—	—	70,404	3,080,685	35,735,950
Vista Fund Investor Class(2)	3,819,594	—	461,176	100,709	—	3,793,871	85,817,354
Diversified Bond Fund Investor Class	19,422,083	17,329,746	8,524,970	(468,047)	1,238,707	20,286,333	218,078,084
High-Yield Fund Investor Class	7,016,156	542,345	8,337,888	(146,593)	542,413	5,772,277	36,076,732
Inflation-Adjusted Bond Fund Investor Class	5,419,524	5,485,648	—	—	—	5,875,606	71,917,420
Emerging Markets Fund Investor Class	5,427,887	1,903,840	671,931	(28,058)	—	5,595,627	49,521,298
International Growth Fund Investor Class	9,018,675	—	1,046,149	76,035	—	8,933,847	121,053,628
Prime Money Market Fund Investor Class	54,424,215	5,468,184	—	—	1,431	59,892,399	59,892,399
International Bond Fund Investor Class	2,365,337	2,049,617	—	—	—	2,514,762	35,432,993
		$54,599,631	$19,042,114	$(465,954)	$3,137,479		$1,211,423,861

(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Very Aggressive

October 31, 2013

One Choice Portfolio: Very Aggressive - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC EQUITY FUNDS — 74.1%
Core Equity Plus Fund Investor Class	822,360	11,891,319
Equity Growth Fund Investor Class	1,061,269	32,368,710
Growth Fund Investor Class	1,409,607	46,658,007
Large Company Value Fund Investor Class	3,051,466	23,587,831
Mid Cap Value Fund Investor Class	921,883	14,952,937
Real Estate Fund Investor Class	200,580	4,926,246
Small Company Fund Investor Class	742,123	8,608,624
Vista Fund Investor Class(2)	1,817,106	41,102,941

		184,096,615

INTERNATIONAL EQUITY FUNDS — 22.9%
Emerging Markets Fund Investor Class	2,102,147	18,603,998
International Growth Fund Investor Class	2,834,903	38,412,930

		57,016,928

DOMESTIC FIXED INCOME FUNDS — 2.0%
Diversified Bond Fund Investor Class	461,115	4,956,988

MONEY MARKET FUNDS — 1.0%
Prime Money Market Fund Investor Class	2,451,025	2,451,025

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $166,807,885)		248,521,556

OTHER ASSETS AND LIABILITIES†		(1)

TOTAL NET ASSETS — 100.0%		$248,521,555

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$184,055,642
Gross tax appreciation of investments	$64,465,914
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$64,465,914

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
Core Equity Plus Fund Investor Class	820,915	29,840	9,565	67	—	822,360	11,891,319
Equity Growth Fund Investor Class	1,042,284	768,168	220,697	7,802	125,532	1,061,269	32,368,710
Growth Fund Investor Class	1,427,034	21,304	555,612	14,053	—	1,409,607	46,658,007
Large Company Value Fund Investor Class	2,932,090	898,559	—	—	99,796	3,051,466	23,587,831
Mid Cap Value Fund Investor Class	899,878	374,076	31,228	328	34,287	921,883	14,952,937
Real Estate Fund Investor Class	184,884	435,940	74,485	(1,239)	27,156	200,580	4,926,246
Small Company Fund Investor Class	526,478	2,382,431	—	—	16,813	742,123	8,608,624
Vista Fund Investor Class(2)	1,838,662	150,234	509,720	103,271	—	1,817,106	41,102,941
Emerging Markets Fund Investor Class	2,136,859	615,710	970,086	(37,262)	—	2,102,147	18,603,998
International Growth Fund Investor Class	2,886,410	531,141	1,150,791	54,639	—	2,834,903	38,412,930
Diversified Bond Fund Investor Class	656,804	190,439	2,340,971	(73,600)	30,398	461,115	4,956,988
Prime Money Market Fund Investor Class	2,322,936	128,089	—	—	59	2,451,025	2,451,025
		$6,525,931	$5,863,155	$68,059	$334,041		$248,521,556

(1)  Distributions received includes distributions from net investment income and from capital gains, if any.

(2)  Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

One Choice Portfolio®: Very Conservative

October 31, 2013

One Choice Portfolio: Very Conservative - Schedule of Investments
OCTOBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%

DOMESTIC FIXED INCOME FUNDS — 55.9%
Diversified Bond Fund Investor Class	9,987,620	107,366,916
Inflation-Adjusted Bond Fund Investor Class	2,816,167	34,469,878
Short Duration Fund Investor Class	2,308,169	24,120,365
Short Duration Inflation Protection Bond Fund Investor Class	2,663,033	27,562,392

		193,519,551

DOMESTIC EQUITY FUNDS — 26.2%
Core Equity Plus Fund Investor Class	250,345	3,619,983
Equity Growth Fund Investor Class	458,871	13,995,570
Growth Fund Investor Class	370,228	12,254,547
Large Company Value Fund Investor Class	3,142,332	24,290,226
Mid Cap Value Fund Investor Class	1,074,416	17,427,031
Real Estate Fund Investor Class	281,122	6,904,365
Small Company Fund Investor Class	600,443	6,965,136
Vista Fund Investor Class(2)	234,987	5,315,410

		90,772,268

INTERNATIONAL FIXED INCOME FUNDS — 9.9%
International Bond Fund Investor Class	2,441,730	34,403,980

MONEY MARKET FUNDS — 8.0%
Prime Money Market Fund Investor Class	27,588,971	27,588,971

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $310,525,522)		346,284,770

OTHER ASSETS AND LIABILITIES†		(22)

TOTAL NET ASSETS — 100.0%		$346,284,748

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of October 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$318,191,374
Gross tax appreciation of investments	$28,954,117
Gross tax depreciation of investments	(860,721)
Net tax appreciation (depreciation) of investments	$28,093,396

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund for the three months ended October 31, 2013 follows:

	July 31, 2013					October 31, 2013
Fund/Underlying Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
Diversified Bond Fund Investor Class	10,502,516	1,141,921	6,971,863	(359,494)	636,623	9,987,620	107,366,916
Inflation-Adjusted Bond Fund Investor Class	2,885,421	133,356	1,075,483	(99,235)	—	2,816,167	34,469,878
Short Duration Fund Investor Class	2,349,054	114,103	546,082	(5,825)	72,159	2,308,169	24,120,365
Short Duration Inflation Protection Bond Fund Investor Class	2,721,692	53,712	676,688	(19,156)	—	2,663,033	27,562,392
Core Equity Plus Fund Investor Class	262,646	35,465	158,113	48,268	—	250,345	3,619,983
Equity Growth Fund Investor Class	483,087	668,515	1,223,951	179,223	57,157	458,871	13,995,570
Growth Fund Investor Class	397,452	389,839	1,140,457	126,259	—	370,228	12,254,547
Large Company Value Fund Investor Class	3,231,472	1,493,619	1,989,877	209,155	108,538	3,142,332	24,290,226
Mid Cap Value Fund Investor Class	1,122,835	601,067	1,203,112	176,822	42,401	1,074,416	17,427,031
Real Estate Fund Investor Class	280,538	639,023	634,707	13,852	39,824	281,122	6,904,365
Small Company Fund Investor Class	322,073	3,635,958	528,198	56,559	14,258	600,443	6,965,136
Vista Fund Investor Class(2)	254,618	57,189	387,166	100,043	—	234,987	5,315,410
International Bond Fund Investor Class	2,558,469	163,587	1,883,651	(100,884)	—	2,441,730	34,403,980
Prime Money Market Fund Investor Class	28,060,789	199,227	671,045	—	696	27,588,971	27,588,971
		$9,326,581	$19,090,393	$325,587	$971,656		$346,284,770

(1)  Distributions received includes distributions from net investment income and from capital gains, if any.

(2)  Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 27, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 27, 2013